Valuation and Qualifying Accounts (Deferred Tax Valuation Allowances) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Oct. 28, 2012
Balance at Beginning of Period	$ 239	$ 9	$ 2	$ 676
Charges to Expense	252	230	7
Balance at End of Period	$ 491	$ 239	$ 9	$ 676